UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

48 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 918-4954

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Portfolio Investments

ETFS Zacks Earnings Large-Cap U.S. Index Fund

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS–99.9%
CONSUMER DISCRETIONARY—17.1%
AUTO COMPONENTS—2.1%
Autoliv, Inc.	229	24,963
Delphi Automotive PLC	311	23,649
		48,612
AUTOMOBILES—3.2%
Ford Motor Co.	1,747	23,707
General Motors Co.	784	23,535
Harley-Davidson, Inc.	470	25,803
		73,045
DISTRIBUTORS—1.1%
Genuine Parts Co.	293	24,287
		24,287
HOTELS, RESTAURANTS & LEISURE—2.9%
Carnival Corp.	357	17,743
Hilton Worldwide Holdings, Inc.	652	14,957
McDonald’s Corp.	184	18,130
Yum! Brands, Inc.	196	15,670
		66,500
HOUSEHOLD DURABLES—0.7%
Newell Rubbermaid, Inc.	377	14,971
		14,971
INTERNET & CATALOG RETAIL—0.3%
TripAdvisor, Inc.(a)	123	7,751
		7,751
MEDIA—2.0%
DISH Network Corp.(a)	266	15,518
Scripps Networks Interactive, Inc.	279	13,724
Sirius XM Holdings, Inc.(a)	4,689	17,537
		46,779
MULTILINE RETAIL—0.6%
Kohl’s Corp.	284	13,152
		13,152
SPECIALTY RETAIL—2.9%
Bed Bath & Beyond, Inc.(a)	260	14,825
Gap, Inc. (The)	475	13,537
L Brands, Inc.	205	18,477
TJX Cos., Inc. (The)	268	19,141
		65,980
TEXTILES, APPAREL & LUXURY GOODS—1.3%
lululemon athletica, Inc.(a)	267	13,523
Ralph Lauren Corp.	135	15,952
		29,475
		390,552
CONSUMER STAPLES—6.8%
BEVERAGES—0.7%
Coca-Cola Co. (The)	404	16,208
		16,208
FOOD & STAPLES RETAILING—0.7%
Whole Foods Market, Inc.	474	15,002
		15,002
FOOD PRODUCTS—2.7%
Campbell Soup Co.	330	16,725
ConAgra Foods, Inc.	366	14,827
General Mills, Inc.	286	16,053
WhiteWave Foods Co. (The)(a)	322	12,928
		60,533
HOUSEHOLD PRODUCTS—2.1%
Clorox Co. (The)	150	17,330
Kimberly-Clark Corp.	151	16,465

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Large-Cap U.S. Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER STAPLES (continued)
HOUSEHOLD PRODUCTS (continued)
Procter & Gamble Co. (The)	212	15,251
		49,046
PERSONAL PRODUCTS—0.6%
Coty, Inc.	499	13,503
		13,503
		154,292
ENERGY—4.3%
OIL, GAS & CONSUMABLE FUELS—4.3%
Cabot Oil & Gas Corp.	564	12,329
Cheniere Energy, Inc.(a)	251	12,123
Concho Resources, Inc.(a)	157	15,433
Continental Resources, Inc.(a)	429	12,428
Encana Corp.	1,591	10,246
Noble Energy, Inc.	405	12,223
Southwestern Energy Co.(a)	789	10,012
Spectra Energy Corp.	532	13,976
		98,770
		98,770
FINANCIALS—8.1%
BANKS—2.0%
BB&T Corp.	182	6,479
Comerica, Inc.	141	5,795
Fifth Third Bancorp.	351	6,638
Huntington Bancshares, Inc./OH	647	6,858
KeyCorp.	490	6,375
Regions Financial Corp.	706	6,361
US Bancorp	169	6,931
		45,437
CAPITAL MARKETS—0.9%
Bank of New York Mellon Corp. (The)	171	6,695
Charles Schwab Corp. (The)	222	6,340
TD Ameritrade Holding Corp.	197	6,272
		19,307
INSURANCE—1.1%
Aflac, Inc.	111	6,452
Marsh & McLennan Cos., Inc.	130	6,789
MetLife, Inc.	129	6,082
Unum Group	209	6,705
		26,028
REAL ESTATE INVESTMENT TRUSTS (REITS)—4.1%
American Tower Corp.	78	6,863
Annaly Capital Management, Inc.	785	7,748
Equity Residential	102	7,662
HCP, Inc.	200	7,450
Host Hotels & Resorts, Inc.	378	5,976
Kimco Realty Corp.	320	7,818
Prologis, Inc.	198	7,702
Realty Income Corp.	163	7,725
Weyerhaeuser Co.	1,257	34,366
		93,310
		184,082
HEALTH CARE—6.2%
BIOTECHNOLOGY—1.3%
Gilead Sciences, Inc.	129	12,667
Incyte Corp.(a)	149	16,439
		29,106
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
Boston Scientific Corp.(a)	906	14,867
Edwards Lifesciences Corp.(a)	117	16,634

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Large-Cap U.S. Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
HEALTH CARE (continued)
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
Hologic, Inc.(a)	401	15,691
		47,192
HEALTH CARE PROVIDERS & SERVICES—1.0%
Centene Corp.(a)	198	10,738
Quest Diagnostics, Inc.	218	13,400
		24,138
HEALTH CARE TECHNOLOGY—0.6%
Cerner Corp.(a)	227	13,611
		13,611
PHARMACEUTICALS—1.2%
Pfizer, Inc.	460	14,449
Valeant Pharmaceuticals International, Inc.(a)	75	13,378
		27,827
		141,874
INDUSTRIALS—30.1%
AEROSPACE & DEFENSE—10.2%
Honeywell International, Inc.	517	48,955
L-3 Communications Holdings, Inc.	349	36,477
Rockwell Collins, Inc.	431	35,273
Textron, Inc.	867	32,634
TransDigm Group, Inc.(a)	175	37,172
United Technologies Corp.	478	42,537
		233,048
AIR FREIGHT & LOGISTICS—2.8%
CH Robinson Worldwide, Inc.	493	33,415
United Parcel Service, Inc.	317	31,285
		64,700
BUILDING PRODUCTS—1.6%
Masco Corp.	1,461	36,788
		36,788
COMMERCIAL SERVICES & SUPPLIES—2.5%
Republic Services, Inc.	667	27,480
Waste Management, Inc.	566	28,193
		55,673
INDUSTRIAL CONGLOMERATES—2.3%
Danaher Corp.	609	51,893
		51,893
MACHINERY—4.6%
Caterpillar, Inc.	368	24,052
Dover Corp.	457	26,131
Ingersoll-Rand PLC	496	25,182
Stanley Black & Decker, Inc.	312	30,258
		105,623
PROFESSIONAL SERVICES—1.2%
Verisk Analytics, Inc.(a)	356	26,312
		26,312
ROAD & RAIL—3.7%
Canadian National Railway Co.	544	30,878
CSX Corp.	978	26,308
JB Hunt Transport Services, Inc.	387	27,632
		84,818
TRADING COMPANIES & DISTRIBUTORS—1.2%
United Rentals, Inc.(a)	456	27,383
		27,383
		686,238
INFORMATION TECHNOLOGY—11.6%
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	386	10,132

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Large-Cap U.S. Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
COMMUNICATIONS EQUIPMENT (continued)
Harris Corp.	137	10,022
		20,154
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
Corning, Inc.	543	9,296
		9,296
INTERNET SOFTWARE & SERVICES—0.8%
eBay, Inc.(a)	687	16,790
		16,790
IT SERVICES—3.4%
Automatic Data Processing, Inc.	333	26,760
Paychex, Inc.	565	26,911
Western Union Co. (The)	1,299	23,849
		77,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Intel Corp.	341	10,278
Maxim Integrated Products, Inc.	309	10,320
		20,598
SOFTWARE—4.4%
Activision Blizzard, Inc.	748	23,106
Citrix Systems, Inc.(a)	144	9,976
Electronic Arts, Inc.(a)	271	18,360
Microsoft Corp.	236	10,445
Red Hat, Inc.(a)	142	10,207
salesforce.com, Inc.(a)	155	10,762
ServiceNow, Inc.(a)	141	9,793
Tableau Software, Inc.(a)	104	8,297
		100,946
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
EMC Corp.	402	9,713
Hewlett-Packard Co.	361	9,245
		18,958
		264,262
MATERIALS—8.1%
CHEMICALS—4.3%
Air Products & Chemicals, Inc.	185	23,602
LyondellBasell Industries N.V.	250	20,840
Monsanto Co.	252	21,506
Sherwin-Williams Co. (The)	146	32,526
		98,474
CONTAINERS & PACKAGING—1.3%
Ball Corp.	461	28,674
		28,674
METALS & MINING—1.6%
Freeport-McMoRan, Inc.	1,443	13,983
Nucor Corp.	602	22,605
		36,588
PAPER & FOREST PRODUCTS—0.9%
International Paper Co.	567	21,427
		21,427
		185,163
TELECOMMUNICATION SERVICES—1.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
AT&T, Inc.	498	16,225
CenturyLink, Inc.	360	9,043
		25,268
		25,268

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Large-Cap U.S. Index Fund (concluded)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (concluded)
UTILITIES—6.5%
ELECTRIC UTILITIES—3.4%
Eversource Energy	385	19,489
PPL Corp.	598	19,668
Southern Co. (The)	420	18,774
Xcel Energy, Inc.	548	19,405
		77,336
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.5%
AES Corp. (The)	1,349	13,207
		13,207
MULTI-UTILITIES—2.6%
CMS Energy Corp.	557	19,673
Consolidated Edison, Inc.	304	20,322
Public Service Enterprise Group, Inc.	449	18,930
		58,925
		149,468
TOTAL Common Stocks		2,279,969

MASTER LIMITED PARTNERSHIP–0.6%
ENERGY—0.6%
OIL, GAS & CONSUMABLE FUELS—0.6%
Enterprise Products Partners LP	584	14,542
TOTAL Master Limited Partnership		14,542

TOTAL INVESTMENTS
(Cost $2,531,761)—100.5%		$2,294,511
Liabilities in excess of other assets — (0.5)%		$(11,314)
NET ASSETS—100%		$2,283,197

(a)	Non-income producing securities.

Percentages shown are based on Net Assets.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,150
Aggregate gross unrealized depreciation	(253,259)
Net unrealized depreciation	$(237,109)
Federal income tax cost of investments	$2,531,620

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Small-Cap U.S. Index Fund

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS–101.0%
CONSUMER DISCRETIONARY—24.7%
AUTO COMPONENTS—7.2%
Goodyear Tire & Rubber Co. (The)	1,511	44,318
Visteon Corp.(a)	433	43,837
		88,155
DIVERSIFIED CONSUMER SERVICES—0.9%
ServiceMaster Global Holdings, Inc.(a)	314	10,535
		10,535
HOTELS, RESTAURANTS & LEISURE—3.5%
Aramark	737	21,845
Brinker International, Inc.	131	6,900
Panera Bread Co.(a)	43	8,317
Wendy’s Co. (The)	644	5,570
		42,632
HOUSEHOLD DURABLES—3.4%
GoPro, Inc.(a)	211	6,587
KB Home	785	10,637
PulteGroup, Inc.	650	12,265
Toll Brothers, Inc.(a)	341	11,676
		41,165
INTERNET & CATALOG RETAIL—0.4%
Groupon, Inc.(a)	1,450	4,727
		4,727
MEDIA—3.8%
Cablevision Systems Corp.	486	15,780
Interpublic Group of Cos., Inc. (The)	588	11,248
Madison Square Garden Co. (The)(a)	136	9,811
News Corp.	775	9,781
		46,620
SPECIALTY RETAIL—2.8%
American Eagle Outfitters, Inc.	441	6,893
Ascena Retail Group, Inc.(a)	450	6,259
Dick’s Sporting Goods, Inc.	146	7,243
Five Below, Inc.(a)	191	6,414
Williams-Sonoma, Inc.	93	7,101
		33,910
TEXTILES, APPAREL & LUXURY GOODS—2.7%
Carter’s, Inc.	108	9,789
Deckers Outdoor Corp.(a)	161	9,348
Skechers U.S.A., Inc.(a)	106	14,212
		33,349
		301,093
CONSUMER STAPLES—6.2%
FOOD & STAPLES RETAILING—0.5%
Rite Aid Corp.(a)	907	5,505
		5,505
FOOD PRODUCTS—5.1%
Hain Celestial Group, Inc. (The)(a)	348	17,957
Pilgrim’s Pride Corp.	992	20,613
Post Holdings, Inc.(a)	408	24,113
		62,683
PERSONAL PRODUCTS—0.6%
Herbalife Ltd.(a)	137	7,467
		7,467
		75,655
ENERGY—6.0%
ENERGY EQUIPMENT & SERVICES—2.0%
Core Laboratories N.V.	71	7,086
Helmerich & Payne, Inc.	73	3,450
Nabors Industries Ltd.	350	3,307
Oceaneering International, Inc.	113	4,439
Patterson-UTI Energy, Inc.	265	3,482

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Small-Cap U.S. Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
Superior Energy Services, Inc.	240	3,031
		24,795
OIL, GAS & CONSUMABLE FUELS—4.0%
Carrizo Oil & Gas, Inc.(a)	101	3,084
Chesapeake Energy Corp.	448	3,284
Denbury Resources, Inc.	763	1,862
Energen Corp.	74	3,690
Gulfport Energy Corp.(a)	126	3,740
Laredo Petroleum, Inc.(a)	403	3,800
Newfield Exploration Co.(a)	143	4,705
Oasis Petroleum, Inc.(a)	301	2,613
ONEOK, Inc.	374	12,043
QEP Resources, Inc.	280	3,508
Range Resources Corp.	104	3,340
WPX Energy, Inc.(a)	411	2,721
		48,390
		73,185
FINANCIALS—7.6%
BANKS—1.0%
Bank of the Ozarks, Inc.	95	4,157
Signature Bank/NY(a)	30	4,127
Zions Bancorporation	135	3,718
		12,002
CAPITAL MARKETS—0.9%
Legg Mason, Inc.	83	3,454
LPL Financial Holdings, Inc.	93	3,698
WisdomTree Investments, Inc.	198	3,194
		10,346
INSURANCE—0.5%
Arthur J Gallagher & Co.	91	3,756
Genworth Financial, Inc.(a)	563	2,601
		6,357
REAL ESTATE INVESTMENT TRUSTS (REITS)—3.7%
American Capital Agency Corp.	236	4,413
Brixmor Property Group, Inc.	186	4,367
Iron Mountain, Inc.	368	11,415
New Residential Investment Corp.	284	3,721
Omega Healthcare Investors, Inc.	126	4,429
Senior Housing Properties Trust	247	4,001
Spirit Realty Capital, Inc.	449	4,104
UDR, Inc.	137	4,724
VEREIT, Inc.	534	4,123
		45,297
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
Jones Lang LaSalle, Inc.	26	3,738
Realogy Holdings Corp.(a)	93	3,500
		7,238
THRIFTS & MORTGAGE FINANCE—0.9%
MGIC Investment Corp.(a)	376	3,482
New York Community Bancorp, Inc.	235	4,244
Ocwen Financial Corp.(a)	421	2,825
		10,551
		91,791
HEALTH CARE—5.5%
BIOTECHNOLOGY—2.5%
Achillion Pharmaceuticals, Inc.(a)	524	3,621
Agios Pharmaceuticals, Inc.(a)	42	2,965
Bluebird Bio, Inc.(a)	28	2,395
Clovis Oncology, Inc.(a)	53	4,874
Esperion Therapeutics, Inc.(a)	58	1,368
Heron Therapeutics, Inc.(a)	150	3,660

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Small-Cap U.S. Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
HEALTH CARE (continued)
BIOTECHNOLOGY (continued)
Intercept Pharmaceuticals, Inc.(a)	20	3,317
Isis Pharmaceuticals, Inc.(a)	82	3,315
MannKind Corp.(a)	822	2,639
OPKO Health, Inc.(a)	296	2,489
		30,643
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
Align Technology, Inc.(a)	76	4,314
STERIS Corp.	75	4,873
		9,187
HEALTH CARE PROVIDERS & SERVICES—1.3%
Community Health Systems, Inc.(a)	76	3,250
Envision Healthcare Holdings, Inc.(a)	121	4,452
Molina Healthcare, Inc.(a)	68	4,682
Tenet Healthcare Corp.(a)	83	3,064
		15,448
HEALTH CARE TECHNOLOGY—0.5%
athenahealth, Inc.(a)	44	5,867
		5,867
PHARMACEUTICALS—0.5%
Akorn, Inc.(a)	108	3,078
Horizon Pharma PLC(a)	135	2,676
		5,754
		66,899
INDUSTRIALS—28.8%
AEROSPACE & DEFENSE—6.7%
B/E Aerospace, Inc.	813	35,691
Spirit AeroSystems Holdings, Inc.(a)	825	39,881
TASER International, Inc.(a)	299	6,585
		82,157
AIR FREIGHT & LOGISTICS—0.5%
XPO Logistics, Inc.(a)	285	6,792
		6,792
AIRLINES—3.4%
Alaska Air Group, Inc.	200	15,890
JetBlue Airways Corp.(a)	600	15,462
Spirit Airlines, Inc.(a)	205	9,697
		41,049
BUILDING PRODUCTS—1.1%
Owens Corning	313	13,118
		13,118
COMMERCIAL SERVICES & SUPPLIES—0.8%
ADT Corp. (The)	335	10,016
		10,016
CONSTRUCTION & ENGINEERING—1.7%
Chicago Bridge & Iron Co. N.V.	258	10,232
Fluor Corp.	242	10,249
		20,481
ELECTRICAL EQUIPMENT—1.1%
Acuity Brands, Inc.	75	13,168
		13,168
MACHINERY—6.7%
AGCO Corp.	171	7,974
Flowserve Corp.	188	7,734
ITT Corp.	1,075	35,937
Joy Global, Inc.	264	3,942
Manitowoc Co., Inc. (The)	508	7,620
Terex Corp.	418	7,499
Trinity Industries, Inc.	487	11,040
		81,746

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Small-Cap U.S. Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
ROAD & RAIL—2.8%
Avis Budget Group, Inc.(a)	256	11,182
Old Dominion Freight Line, Inc.(a)	189	11,529
Ryder System, Inc.	150	11,106
		33,817
TRADING COMPANIES & DISTRIBUTORS—0.7%
HD Supply Holdings, Inc.(a)	284	8,128
		8,128
TRANSPORTATION INFRASTRUCTURE—3.3%
Macquarie Infrastructure Corp.	543	40,540
		40,540
		351,012
INFORMATION TECHNOLOGY—10.2%
COMMUNICATIONS EQUIPMENT—0.6%
Arista Networks, Inc.(a)	50	3,060
Ciena Corp.(a)	179	3,709
		6,769
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Jabil Circuit, Inc.	190	4,250
		4,250
INTERNET SOFTWARE & SERVICES—1.6%
MercadoLibre, Inc.	53	4,826
Pandora Media, Inc.(a)	260	5,548
Rackspace Hosting, Inc.(a)	111	2,740
Yandex N.V.(a)	266	2,854
Zillow Group, Inc.(a)	147	4,054
		20,022
IT SERVICES—2.1%
Gartner, Inc.(a)	133	11,163
Sabre Corp.	174	4,729
VeriFone Systems, Inc.(a)	334	9,262
		25,154
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
Ambarella, Inc.(a)	40	2,311
Atmel Corp.	412	3,325
Cavium, Inc.(a)	59	3,621
Cree, Inc.(a)	155	3,756
Integrated Device Technology, Inc.(a)	185	3,755
Marvell Technology Group Ltd.	314	2,842
ON Semiconductor Corp.(a)	347	3,262
SunEdison, Inc.(a)	136	976
Synaptics, Inc.(a)	45	3,711
		27,559
SOFTWARE—3.3%
Cadence Design Systems, Inc.(a)	207	4,281
FactSet Research Systems, Inc.	71	11,346
FireEye, Inc.(a)	83	2,641
Fortinet, Inc.(a)	99	4,206
Manhattan Associates, Inc.(a)	70	4,361
Take-Two Interactive Software, Inc.(a)	407	11,693
VASCO Data Security International, Inc.(a)	135	2,300
		40,828
		124,582
MATERIALS—6.7%
CHEMICALS—2.4%
Airgas, Inc.	95	8,486
Albemarle Corp.	168	7,409
Huntsman Corp.	448	4,341

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Zacks Earnings Small-Cap U.S. Index Fund (concluded)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (concluded)
MATERIALS (concluded)
CHEMICALS (concluded)
WR Grace & Co.(a)	100	9,305
		29,541
CONTAINERS & PACKAGING—1.5%
Avery Dennison Corp.	168	9,504
Owens-Illinois, Inc.(a)	435	9,013
		18,517
METALS & MINING—2.8%
Agnico Eagle Mines Ltd.	345	8,735
Silver Wheaton Corp.	567	6,810
Steel Dynamics, Inc.	488	8,384
Teck Resources Ltd.	970	4,656
United States Steel Corp.	483	5,033
		33,618
		81,676
TELECOMMUNICATION SERVICES—1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
Frontier Communications Corp.	3,037	14,426
		14,426
UTILITIES—4.1%
ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	467	15,570
		15,570
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.6%
Dynegy, Inc.(a)	516	10,666
NRG Energy, Inc.	645	9,578
		20,244
MULTI-UTILITIES—1.2%
CenterPoint Energy, Inc.	792	14,287
		14,287
		50,101
TOTAL Common Stocks		1,230,420

TOTAL INVESTMENTS
(Cost $1,427,616)—101.0%		$1,230,420
Liabilities in excess of other assets — (1.0)%		$(12,385)
NET ASSETS—100%		$1,218,035

(a)	Non-income producing securities.

Percentages shown are based on Net Assets.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,972
Aggregate gross unrealized depreciation	(237,880)
Net unrealized depreciation	$(196,908)
Federal income tax cost of investments	$1,427,328

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS–100.1%
CONSUMER DISCRETIONARY—14.6%
AUTO COMPONENTS—0.5%
Autoliv, Inc.	325	35,428
BorgWarner, Inc.	173	7,195
Delphi Automotive PLC	348	26,462
Goodyear Tire & Rubber Co. (The)	439	12,876
Johnson Controls, Inc.	206	8,520
		90,481
AUTOMOBILES—0.5%
Ford Motor Co.	1,630	22,119
General Motors Co.	266	7,986
Harley-Davidson, Inc.	198	10,870
Tesla Motors, Inc.(a)	158	39,247
		80,222
DISTRIBUTORS—0.3%
Genuine Parts Co.	392	32,493
LKQ Corp.(a)	472	13,386
		45,879
DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	310	11,222
		11,222
HOTELS, RESTAURANTS & LEISURE—2.2%
Carnival Corp.	563	27,981
Chipotle Mexican Grill, Inc.(a)	100	72,025
Darden Restaurants, Inc.	192	13,160
Hilton Worldwide Holdings, Inc.	525	12,044
Marriott International, Inc.	420	28,644
McDonald’s Corp.	426	41,974
MGM Resorts International(a)	1,198	22,103
Norwegian Cruise Line Holdings Ltd.(a)	144	8,251
Royal Caribbean Cruises Ltd.	342	30,469
Starbucks Corp.	672	38,196
Starwood Hotels & Resorts Worldwide, Inc.	125	8,310
Wyndham Worldwide Corp.	366	26,315
Yum! Brands, Inc.	378	30,221
		359,693
HOUSEHOLD DURABLES—1.0%
D.R. Horton, Inc.	425	12,478
Harman International Industries, Inc.	130	12,479
Jarden Corp.(a)	409	19,992
Lennar Corp.	258	12,417
Mohawk Industries, Inc.(a)	176	31,995
Newell Rubbermaid, Inc.	1,099	43,641
Whirlpool Corp.	204	30,041
		163,043
INTERNET & CATALOG RETAIL—0.6%
Amazon.com, Inc.(a)	45	23,035
Expedia, Inc.	383	45,072
Netflix, Inc.(a)	281	29,016
TripAdvisor, Inc.(a)	153	9,642
		106,765
LEISURE PRODUCTS—0.3%
Hasbro, Inc.	115	8,296
Mattel, Inc.	1,490	31,380
Polaris Industries, Inc.	91	10,908
		50,584
MEDIA—1.9%
Charter Communications, Inc.(a)	318	55,920
Comcast Corp.	624	35,493
DISH Network Corp.(a)	744	43,405
Interpublic Group of Cos., Inc. (The)	748	14,309
Liberty Global PLC(a)	960	41,222

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
Omnicom Group, Inc.	137	9,028
Sirius XM Holdings, Inc.(a)	3,376	12,626
Time Warner Cable, Inc.	115	20,628
Time Warner, Inc.	509	34,994
Twenty-First Century Fox, Inc.	338	9,119
Viacom, Inc.	139	5,998
Walt Disney Co. (The)	318	32,500
		315,242
MULTILINE RETAIL—2.0%
Dollar General Corp.	704	50,998
Dollar Tree, Inc.(a)	781	52,061
Kohl’s Corp.	1,803	83,497
Nordstrom, Inc.	863	61,886
Target Corp.	962	75,671
		324,113
SPECIALTY RETAIL—3.5%
Advance Auto Parts, Inc.	262	49,657
AutoZone, Inc.(a)	97	70,212
Bed Bath & Beyond, Inc.(a)	336	19,159
Best Buy Co., Inc.	1,441	53,490
CarMax, Inc.(a)	290	17,203
Foot Locker, Inc.	184	13,242
Gap, Inc. (The)	531	15,133
Home Depot, Inc. (The)	217	25,061
L Brands, Inc.	725	65,344
Lowe’s Cos., Inc.	146	10,062
O’Reilly Automotive, Inc.(a)	91	22,750
Ross Stores, Inc.	736	35,674
Signet Jewelers Ltd.	246	33,488
Staples, Inc.	5,924	69,489
Tiffany & Co.	110	8,494
TJX Cos., Inc. (The)	471	33,639
Tractor Supply Co.	251	21,164
Ulta Salon Cosmetics & Fragrance, Inc.(a)	119	19,439
		582,700
TEXTILES, APPAREL & LUXURY GOODS—1.7%
Coach, Inc.	897	25,950
Hanesbrands, Inc.	1,115	32,268
Michael Kors Holdings Ltd.(a)	381	16,094
NIKE, Inc.	419	51,525
PVH Corp.	480	48,931
Ralph Lauren Corp.	169	19,969
Under Armour, Inc.(a)	549	53,132
VF Corp.	625	42,631
		290,500
		2,420,444
CONSUMER STAPLES—9.4%
BEVERAGES—1.7%
Brown-Forman Corp.	271	26,260
Coca-Cola Co. (The)	437	17,532
Coca-Cola Enterprises, Inc.	523	25,287
Constellation Brands, Inc.	469	58,723
Dr Pepper Snapple Group, Inc.	670	52,964
Molson Coors Brewing Co.	566	46,989
Monster Beverage Corp.(a)	278	37,569
PepsiCo, Inc.	185	17,446
		282,770
FOOD & STAPLES RETAILING—1.4%
Costco Wholesale Corp.	266	38,456
CVS Health Corp.	508	49,012
Kroger Co. (The)	876	31,597

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER STAPLES (continued)
FOOD & STAPLES RETAILING (continued)
Rite Aid Corp.(a)	1,168	7,090
Sysco Corp.	528	20,576
Walgreens Boots Alliance, Inc.	506	42,049
Wal-Mart Stores, Inc.	466	30,215
Whole Foods Market, Inc.	116	3,671
		222,666
FOOD PRODUCTS—3.9%
Archer-Daniels-Midland Co.	967	40,082
Bunge Ltd.	1,448	106,138
Campbell Soup Co.	785	39,784
ConAgra Foods, Inc.	3,394	137,491
General Mills, Inc.	282	15,829
Hershey Co. (The)	197	18,100
Hormel Foods Corp.	217	13,738
JM Smucker Co. (The)	696	79,407
Kellogg Co.	596	39,664
Keurig Green Mountain, Inc.	163	8,499
McCormick & Co., Inc. (Non-Voting)	698	57,362
Mondelez International, Inc.	662	27,718
Tyson Foods, Inc.	1,385	59,693
		643,505
HOUSEHOLD PRODUCTS—1.5%
Church & Dwight Co., Inc.	842	70,644
Clorox Co. (The)	999	115,414
Colgate-Palmolive Co.	271	17,198
Kimberly-Clark Corp.	203	22,135
Procter & Gamble Co. (The)	343	24,675
		250,066
PERSONAL PRODUCTS—0.2%
Estee Lauder Cos., Inc. (The)	501	40,421
		40,421
TOBACCO—0.7%
Altria Group, Inc.	871	47,382
Philip Morris International, Inc.	227	18,008
Reynolds American, Inc.	1,155	51,132
		116,522
		1,555,950
ENERGY—4.1%
ENERGY EQUIPMENT & SERVICES—0.8%
Baker Hughes, Inc.	271	14,103
Cameron International Corp.(a)	775	47,523
FMC Technologies, Inc.(a)	413	12,803
Halliburton Co.	211	7,459
National Oilwell Varco, Inc.	276	10,391
Schlumberger Ltd.	167	11,518
Weatherford International PLC(a)	2,513	21,310
		125,107
OIL, GAS & CONSUMABLE FUELS—3.3%
Anadarko Petroleum Corp.	169	10,206
Apache Corp.	419	16,408
Cabot Oil & Gas Corp.	950	20,767
Cheniere Energy, Inc.(a)	181	8,742
Chevron Corp.	206	16,249
Cimarex Energy Co.	295	30,232
Concho Resources, Inc.(a)	467	45,906
ConocoPhillips	216	10,359
Devon Energy Corp.	179	6,639
EOG Resources, Inc.	153	11,138
EQT Corp.	474	30,701
Exxon Mobil Corp.	322	23,941
Hess Corp.	148	7,409

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
ENERGY (continued)
OIL, GAS & CONSUMABLE FUELS (continued)
HollyFrontier Corp.	1,238	60,464
Kinder Morgan, Inc.	827	22,891
Marathon Oil Corp.	579	8,917
Marathon Petroleum Corp.	679	31,458
Noble Energy, Inc.	217	6,549
Occidental Petroleum Corp.	598	39,558
ONEOK, Inc.	459	14,780
Phillips 66	178	13,678
Pioneer Natural Resources Co.	60	7,298
Spectra Energy Corp.	834	21,909
Tesoro Corp.	537	52,218
Valero Energy Corp.	280	16,828
Williams Cos., Inc. (The)	263	9,692
		544,937
		670,044
FINANCIALS—21.9%
BANKS—4.1%
Bank of America Corp.	1,250	19,475
BB&T Corp.	1,246	44,358
CIT Group, Inc.	1,758	70,373
Citigroup, Inc.	214	10,617
Citizens Financial Group, Inc.	759	18,110
Comerica, Inc.	863	35,469
Fifth Third Bancorp.	2,191	41,432
First Republic Bank/CA	289	18,140
Huntington Bancshares, Inc./OH	8,489	89,983
JPMorgan Chase & Co.	755	46,032
KeyCorp.	2,002	26,046
M&T Bank Corp.	675	82,316
PNC Financial Services Group, Inc. (The)	610	54,412
Regions Financial Corp.	2,875	25,904
SunTrust Banks, Inc.	408	15,602
US Bancorp	688	28,215
Wells Fargo & Co.	887	45,547
		672,031
CAPITAL MARKETS—2.0%
Affiliated Managers Group, Inc.(a)	48	8,208
Ameriprise Financial, Inc.	84	9,167
Bank of New York Mellon Corp. (The)	1,527	59,782
BlackRock, Inc.	54	16,063
Charles Schwab Corp. (The)	1,611	46,010
Franklin Resources, Inc.	150	5,589
Goldman Sachs Group, Inc. (The)	151	26,238
Invesco Ltd.	766	23,922
Morgan Stanley	577	18,175
Northern Trust Corp.	900	61,344
State Street Corp.	256	17,206
T Rowe Price Group, Inc.	120	8,340
TD Ameritrade Holding Corp.	961	30,598
		330,642
CONSUMER FINANCE—0.4%
Ally Financial, Inc.(a)	531	10,822
American Express Co.	138	10,230
Capital One Financial Corp.	374	27,123
Discover Financial Services	468	24,331
		72,506
DIVERSIFIED FINANCIAL SERVICES—2.1%
Berkshire Hathaway, Inc.(a)	479	62,462
CME Group, Inc.	1,344	124,643
Intercontinental Exchange, Inc.	251	58,982
Leucadia National Corp.	1,574	31,889

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
McGraw Hill Financial, Inc.	115	9,947
Moody’s Corp.	221	21,702
Voya Financial, Inc.	789	30,590
		340,215
INSURANCE—5.2%
ACE Ltd.	293	30,296
Aflac, Inc.	513	29,821
Allstate Corp. (The)	772	44,961
American International Group, Inc.	393	22,330
Aon PLC	93	8,241
Arch Capital Group Ltd.(a)	1,170	85,960
Chubb Corp. (The)	332	40,720
Cincinnati Financial Corp.	829	44,600
FNF Group	1,193	42,316
Hartford Financial Services Group, Inc. (The)	974	44,590
Lincoln National Corp.	615	29,188
Loews Corp.	1,260	45,536
Markel Corp.(a)	142	113,864
Marsh & McLennan Cos., Inc.	405	21,149
MetLife, Inc.	193	9,100
Principal Financial Group, Inc.	400	18,936
Progressive Corp. (The)	2,090	64,038
Prudential Financial, Inc.	118	8,993
Travelers Cos., Inc. (The)	287	28,565
Unum Group	829	26,594
Willis Group Holdings PLC	1,292	52,933
XL Group PLC	1,143	41,514
		854,245
REAL ESTATE INVESTMENT TRUSTS (REITS)—7.6%
American Tower Corp.	151	13,285
Annaly Capital Management, Inc.	11,069	109,251
AvalonBay Communities, Inc.	716	125,171
Boston Properties, Inc.	196	23,207
Crown Castle International Corp.	276	21,768
Digital Realty Trust, Inc.	1,207	78,841
Equinix, Inc.	111	30,347
Equity Residential	993	74,594
Essex Property Trust, Inc.	264	58,983
Extra Space Storage, Inc.	180	13,889
Federal Realty Investment Trust	327	44,619
General Growth Properties, Inc.	2,207	57,316
HCP, Inc.	1,127	41,981
Host Hotels & Resorts, Inc.	888	14,039
Kimco Realty Corp.	1,262	30,831
Macerich Co. (The)	820	62,992
Plum Creek Timber Co., Inc.	514	20,308
Prologis, Inc.	534	20,773
Public Storage	154	32,591
Realty Income Corp.	1,797	85,160
Simon Property Group, Inc.	161	29,579
SL Green Realty Corp.	400	43,264
Ventas, Inc.	973	54,546
VEREIT, Inc.	5,492	42,398
Vornado Realty Trust	221	19,983
Welltower, Inc.	1,343	90,948
Weyerhaeuser Co.	828	22,638
		1,263,302
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc.(a)	521	16,672
		16,672

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
THRIFTS & MORTGAGE FINANCE—0.4%
New York Community Bancorp, Inc.	3,729	67,346
		67,346
		3,616,959
HEALTH CARE—12.6%
BIOTECHNOLOGY—0.9%
Alkermes PLC(a)	178	10,443
Amgen, Inc.	59	8,161
Biogen, Inc.(a)	30	8,754
BioMarin Pharmaceutical, Inc.(a)	217	22,854
Celgene Corp.(a)	74	8,005
Gilead Sciences, Inc.	117	11,488
Incyte Corp.(a)	248	27,362
Medivation, Inc.(a)	532	22,610
Regeneron Pharmaceuticals, Inc.(a)	26	12,094
Vertex Pharmaceuticals, Inc.(a)	112	11,664
		143,435
HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
Abbott Laboratories	686	27,591
Baxter International, Inc.	614	20,170
Becton Dickinson and Co.	276	36,614
Boston Scientific Corp.(a)	1,911	31,359
CR Bard, Inc.	258	48,068
DENTSPLY International, Inc.	1,124	56,841
Edwards Lifesciences Corp.(a)	254	36,111
Hologic, Inc.(a)	213	8,335
Intuitive Surgical, Inc.(a)	68	31,251
Medtronic PLC	450	30,123
ResMed, Inc.	283	14,422
Stryker Corp.	215	20,231
Varian Medical Systems, Inc.(a)	618	45,596
Zimmer Biomet Holdings, Inc.	261	24,516
		431,228
HEALTH CARE PROVIDERS & SERVICES—6.0%
Aetna, Inc.	527	57,659
AmerisourceBergen Corp.	473	44,930
Anthem, Inc.	448	62,720
Cardinal Health, Inc.	555	42,635
Cigna Corp.	710	95,864
DaVita HealthCare Partners, Inc.(a)	1,257	90,919
Express Scripts Holding Co.(a)	964	78,045
HCA Holdings, Inc.(a)	338	26,148
Henry Schein, Inc.(a)	503	66,758
Humana, Inc.	333	59,607
Laboratory Corp. of America Holdings(a)	757	82,112
McKesson Corp.	168	31,085
Quest Diagnostics, Inc.	1,674	102,901
UnitedHealth Group, Inc.	833	96,636
Universal Health Services, Inc.	444	55,416
		993,435
HEALTH CARE TECHNOLOGY—0.1%
Cerner Corp.(a)	352	21,106
		21,106
LIFE SCIENCES TOOLS & SERVICES—0.7%
Agilent Technologies, Inc.	119	4,085
Illumina, Inc.(a)	96	16,879
Mettler-Toledo International, Inc.(a)	45	12,813
Thermo Fisher Scientific, Inc.	171	20,910
Waters Corp.(a)	515	60,878
		115,565
PHARMACEUTICALS—2.3%
AbbVie, Inc.	132	7,182

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
HEALTH CARE (continued)
PHARMACEUTICALS (continued)
Allergan PLC(a)	102	27,725
Bristol-Myers Squibb Co.	245	14,504
Eli Lilly & Co.	419	35,066
Endo International PLC(a)	470	32,562
Jazz Pharmaceuticals PLC(a)	222	29,484
Johnson & Johnson	121	11,295
Mallinckrodt PLC(a)	341	21,804
Merck & Co., Inc.	1,294	63,911
Mylan N.V.(a)	161	6,482
Perrigo Co. PLC	282	44,350
Pfizer, Inc.	1,686	52,957
Zoetis, Inc.	619	25,490
		372,812
		2,077,581
INDUSTRIALS—9.8%
AEROSPACE & DEFENSE—2.2%
Boeing Co. (The)	105	13,750
General Dynamics Corp.	246	33,936
Honeywell International, Inc.	96	9,090
L-3 Communications Holdings, Inc.	484	50,588
Lockheed Martin Corp.	124	25,706
Northrop Grumman Corp.	120	19,914
Precision Castparts Corp.	43	9,878
Raytheon Co.	477	52,117
Rockwell Collins, Inc.	438	35,846
Textron, Inc.	631	23,751
TransDigm Group, Inc.(a)	391	83,052
United Technologies Corp.	85	7,564
		365,192
AIR FREIGHT & LOGISTICS—0.8%
CH Robinson Worldwide, Inc.	825	55,918
Expeditors International of Washington, Inc.	761	35,805
FedEx Corp.	222	31,964
United Parcel Service, Inc.	167	16,481
		140,168
AIRLINES—0.6%
Alaska Air Group, Inc.	112	8,899
American Airlines Group, Inc.	165	6,407
Delta Air Lines, Inc.	585	26,249
Southwest Airlines Co.	951	36,176
United Continental Holdings, Inc.(a)	425	22,546
		100,277
BUILDING PRODUCTS—0.1%
Masco Corp.	931	23,443
		23,443
COMMERCIAL SERVICES & SUPPLIES—0.9%
Republic Services, Inc.	1,678	69,133
Stericycle, Inc.(a)	344	47,923
Tyco International PLC	230	7,696
Waste Management, Inc.	310	15,441
		140,193
CONSTRUCTION & ENGINEERING—0.1%
Fluor Corp.	297	12,578
		12,578
ELECTRICAL EQUIPMENT—0.3%
Acuity Brands, Inc.	46	8,077
AMETEK, Inc.	400	20,928
Eaton Corp. PLC	158	8,105
Emerson Electric Co.	158	6,979

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
ELECTRICAL EQUIPMENT (continued)
Rockwell Automation, Inc.	116	11,770
		55,859
INDUSTRIAL CONGLOMERATES—0.9%
3M Co.	141	19,990
Danaher Corp.	306	26,074
General Electric Co.	985	24,842
Roper Technologies, Inc.	466	73,022
		143,928
MACHINERY—1.6%
Caterpillar, Inc.	106	6,928
Cummins, Inc.	57	6,189
Deere & Co.	683	50,542
Dover Corp.	572	32,707
Illinois Tool Works, Inc.	298	24,528
Ingersoll-Rand PLC	441	22,390
Parker-Hannifin Corp.	174	16,930
Snap-on, Inc.	85	12,830
Stanley Black & Decker, Inc.	685	66,431
Wabtec Corp./DE	230	20,252
		259,727
PROFESSIONAL SERVICES—1.5%
Equifax, Inc.	495	48,104
IHS, Inc.(a)	93	10,788
Nielsen Holdings PLC	1,982	88,139
Towers Watson & Co.	457	53,643
Verisk Analytics, Inc.(a)	708	52,328
		253,002
ROAD & RAIL—0.5%
CSX Corp.	592	15,925
Hertz Global Holdings, Inc.(a)	438	7,328
JB Hunt Transport Services, Inc.	365	26,061
Kansas City Southern	156	14,177
Norfolk Southern Corp.	98	7,487
Union Pacific Corp.	92	8,134
		79,112
TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	315	11,532
United Rentals, Inc.(a)	91	5,465
WW Grainger, Inc.	124	26,661
		43,658
		1,617,137
INFORMATION TECHNOLOGY—14.1%
COMMUNICATIONS EQUIPMENT—1.5%
Cisco Systems, Inc.	1,471	38,614
F5 Networks, Inc.(a)	288	33,350
Harris Corp.	570	41,695
Juniper Networks, Inc.	1,950	50,135
Motorola Solutions, Inc.	511	34,942
Palo Alto Networks, Inc.(a)	180	30,960
QUALCOMM, Inc.	464	24,931
		254,627
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
Amphenol Corp.	621	31,646
Corning, Inc.	454	7,773
TE Connectivity Ltd.	697	41,743
		81,162
INTERNET SOFTWARE & SERVICES—1.3%
Akamai Technologies, Inc.(a)	444	30,663
eBay, Inc.(a)	3,155	77,108
Facebook, Inc.(a)	326	29,307

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
INTERNET SOFTWARE & SERVICES (continued)
LinkedIn Corp.(a)	81	15,400
VeriSign, Inc.(a)	539	38,032
Yahoo!, Inc.(a)	935	27,031
		217,541
IT SERVICES—3.7%
Accenture PLC	301	29,576
Alliance Data Systems Corp.(a)	138	35,739
Amdocs Ltd.	2,304	131,052
Automatic Data Processing, Inc.	291	23,385
Cognizant Technology Solutions Corp.(a)	148	9,266
Computer Sciences Corp.	700	42,966
Fidelity National Information Services, Inc.	1,088	72,983
Fiserv, Inc.(a)	578	50,061
FleetCor Technologies, Inc.(a)	225	30,964
International Business Machines Corp.	232	33,633
MasterCard, Inc.	218	19,646
Paychex, Inc.	847	40,343
Visa, Inc.	302	21,037
Western Union Co. (The)	1,850	33,966
Xerox Corp.	3,960	38,531
		613,148
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
Altera Corp.	1,262	63,201
Analog Devices, Inc.	487	27,471
Applied Materials, Inc.	528	7,756
Avago Technologies Ltd.	98	12,251
Broadcom Corp.	695	35,744
Intel Corp.	2,186	65,886
KLA-Tencor Corp.	332	16,600
Lam Research Corp.	481	31,424
Linear Technology Corp.	482	19,449
Maxim Integrated Products, Inc.	592	19,773
Microchip Technology, Inc.	633	27,276
Micron Technology, Inc.(a)	847	12,688
NVIDIA Corp.	2,239	55,191
Skyworks Solutions, Inc.	514	43,284
Texas Instruments, Inc.	490	24,265
Xilinx, Inc.	532	22,557
		484,816
SOFTWARE—3.3%
Activision Blizzard, Inc.	2,817	87,017
Adobe Systems, Inc.(a)	219	18,006
ANSYS, Inc.(a)	189	16,658
Autodesk, Inc.(a)	289	12,756
CA, Inc.	1,055	28,802
Check Point Software Technologies Ltd.(a)	989	78,457
Citrix Systems, Inc.(a)	375	25,980
Electronic Arts, Inc.(a)	830	56,233
Intuit, Inc.	331	29,376
Microsoft Corp.	348	15,402
Oracle Corp.	234	8,452
Red Hat, Inc.(a)	344	24,727
salesforce.com, Inc.(a)	153	10,623
ServiceNow, Inc.(a)	330	22,919
Symantec Corp.	2,915	56,755
VMware, Inc.(a)	297	23,401
Workday, Inc.(a)	316	21,760
		537,324
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
Apple, Inc.	272	30,002
EMC Corp.	1,058	25,561

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (continued)
Hewlett-Packard Co.	828	21,205
NetApp, Inc.	1,243	36,793
SanDisk Corp.	210	11,409
Seagate Technology PLC	193	8,647
Western Digital Corp.	171	13,584
		147,201
		2,335,819
MATERIALS—4.4%
CHEMICALS—2.6%
Air Products & Chemicals, Inc.	142	18,116
Airgas, Inc.	370	33,052
Ashland, Inc.	459	46,185
Celanese Corp.	203	12,011
CF Industries Holdings, Inc.	1,373	61,648
Dow Chemical Co. (The)	280	11,872
Eastman Chemical Co.	133	8,608
Ecolab, Inc.	104	11,411
EI du Pont de Nemours & Co.	686	33,065
International Flavors & Fragrances, Inc.	217	22,407
Monsanto Co.	232	19,799
Mosaic Co. (The)	757	23,550
PPG Industries, Inc.	175	15,346
Praxair, Inc.	130	13,242
Sherwin-Williams Co. (The)	122	27,179
Sigma-Aldrich Corp.	577	80,157
		437,648
CONSTRUCTION MATERIALS—0.6%
Martin Marietta Materials, Inc.	232	35,252
Vulcan Materials Co.	643	57,356
		92,608
CONTAINERS & PACKAGING—0.4%
Ball Corp.	726	45,157
Sealed Air Corp.	277	12,986
WestRock Co.	155	7,973
		66,116
METALS & MINING—0.7%
Alcoa, Inc.	3,446	33,289
Freeport-McMoRan, Inc.	635	6,153
Newmont Mining Corp.	4,057	65,196
Nucor Corp.	320	12,016
		116,654
PAPER & FOREST PRODUCTS—0.1%
International Paper Co.	367	13,869
		13,869
		726,895
TELECOMMUNICATION SERVICES—1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
AT&T, Inc.	1,677	54,637
CenturyLink, Inc.	833	20,925
Level 3 Communications, Inc.(a)	653	28,529
Verizon Communications, Inc.	368	16,012
		120,103
WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp.(a)	910	95,313
T-Mobile US, Inc.(a)	580	23,090
		118,403
		238,506
UTILITIES—7.8%
ELECTRIC UTILITIES—3.7%
American Electric Power Co., Inc.	483	27,463

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor U.S. Large Cap Index Fund (concluded)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (concluded)
UTILITIES (concluded)
ELECTRIC UTILITIES (concluded)
Duke Energy Corp.	1,295	93,162
Edison International	1,334	84,135
Entergy Corp.	739	48,109
Eversource Energy	1,031	52,189
Exelon Corp.	1,902	56,490
FirstEnergy Corp.	1,555	48,687
NextEra Energy, Inc.	220	21,461
PPL Corp.	1,428	46,967
Southern Co. (The)	1,537	68,704
Xcel Energy, Inc.	1,705	60,374
		607,741
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
AES Corp. (The)	1,425	13,951
		13,951
MULTI-UTILITIES—3.2%
Ameren Corp.	1,216	51,400
CenterPoint Energy, Inc.	2,734	49,321
CMS Energy Corp.	1,892	66,825
Consolidated Edison, Inc.	866	57,892
Dominion Resources, Inc.	156	10,979
DTE Energy Co.	625	50,231
PG&E Corp.	1,516	80,045
Public Service Enterprise Group, Inc.	1,799	75,846
Sempra Energy	341	32,982
WEC Energy Group, Inc.	1,157	60,419
		535,940
WATER UTILITIES—0.8%
American Water Works Co., Inc.	2,372	130,650
		130,650
		1,288,282
TOTAL Common Stocks		16,547,617

	No. of Rights
RIGHTS–0.0%*
CONSUMER STAPLES—0.0%*
FOOD & STAPLES RETAILING—0.0%*
Safeway, Inc. (Casa Ley subsidiary), expiring 1/30/18^(a)	196	2
Safeway, Inc. (PDC subsidiary), expiring 1/30/17^(a)	196	480
TOTAL Rights		482
TOTAL INVESTMENTS (Cost $17,426,475)—100.1%		$16,548,099
Liabilities in excess of other assets — (0.1)%		$(11,347)
NET ASSETS—100%		$16,536,752

*	Amount rounds to less than 0.1%.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $482 or 0.00% of net assets.
(a)	Non-income producing securities.

Percentages shown are based on Net Assets.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$431,602
Aggregate gross unrealized depreciation	(1,315,868)
Net unrealized depreciation	$(884,266)
Federal income tax cost of investments	$17,432,365

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS—99.1%
CONSUMER DISCRETIONARY—14.2%
AUTO COMPONENTS—0.6%
Cie Generale des Etablissements Michelin	14	1,273
Continental AG	4	849
Faurecia	64	1,984
GKN PLC	360	1,462
Leoni AG	36	1,913
Nokian Renkaat OYJ	33	1,065
Pirelli & C. SpA	223	3,726
Valeo S.A.	8	1,078
		13,350
AUTOMOBILES—0.4%
Bayerische Motoren Werke AG	4	354
Daimler AG	24	1,737
Fiat Chrysler Automobiles N.V.(a)	217	2,815
Peugeot S.A.(a)	188	2,824
Porsche Automobil Holding SE (Preference)	8	340
Renault S.A.	16	1,143
Volkswagen AG (Preference)	8	873
		10,086
HOTELS, RESTAURANTS & LEISURE—2.1%
Accor S.A.	54	2,517
Carnival PLC	249	12,911
Compass Group PLC	335	5,344
InterContinental Hotels Group PLC	178	6,158
Paddy Power PLC	86	9,907
Sodexo S.A.	22	1,817
Whitbread PLC	100	7,071
William Hill PLC	838	4,453
		50,178
HOUSEHOLD DURABLES—2.1%
Barratt Developments PLC	1,136	11,090
Berkeley Group Holdings PLC	51	2,580
Electrolux AB	141	3,968
Husqvarna AB	475	3,104
Persimmon PLC(a)	328	9,976
SEB S.A.	90	8,279
Taylor Wimpey PLC	3,933	11,647
		50,644
INTERNET & CATALOG RETAIL—0.0%*
Zalando SE(a)(b)	32	1,057
		1,057
LEISURE PRODUCTS—0.2%
Amer Sports Oyj	173	4,391
		4,391
MEDIA—5.3%
Axel Springer SE	89	4,959
Eutelsat Communications S.A.	462	14,130
Informa PLC	747	6,354
ITV PLC	676	2,519
JCDecaux S.A.	37	1,338
Kabel Deutschland Holding AG(a)	76	9,883
Lagardere SCA	315	8,699
Mediaset Espana Comunicacion S.A.	313	3,411
Mediaset SpA	765	3,510
NOS SGPS S.A.	273	2,246
Numericable-SFR SAS(a)	19	876
Pearson PLC	736	12,564
ProSiebenSat.1 Media SE	16	783
Publicis Groupe S.A.	33	2,246

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
RELX N.V.	211	3,432
RELX PLC	390	6,687
Rightmove PLC	31	1,713
Sky PLC	1,020	16,130
Societe Television Francaise 1	205	2,872
Technicolor S.A.	133	915
Telenet Group Holding N.V.(a)	182	10,416
Wolters Kluwer N.V.	92	2,825
WPP PLC	318	6,614
		125,122
MULTILINE RETAIL—1.0%
Marks & Spencer Group PLC	885	6,716
Next PLC	140	16,138
		22,854
SPECIALTY RETAIL—0.8%
Dixons Carphone PLC	1,200	7,714
Dufry AG(a)	12	1,400
Hennes & Mauritz AB	66	2,406
Industria de Diseno Textil S.A.	76	2,539
Kingfisher PLC	853	4,634
		18,693
TEXTILES, APPAREL & LUXURY GOODS—1.7%
Burberry Group PLC	234	4,849
Christian Dior SE	16	2,983
Cie Financiere Richemont S.A.	18	1,395
Hermes International	14	5,079
HUGO BOSS AG	50	5,604
Kering	30	4,889
Luxottica Group SpA	106	7,336
LVMH Moet Hennessy Louis Vuitton SE	16	2,718
Moncler SpA	93	1,661
Pandora A/S	34	3,963
Swatch Group AG (The)	3	1,108
		41,585
		337,960
CONSUMER STAPLES—9.7%
BEVERAGES—1.5%
Anheuser-Busch InBev S.A./N.V.	20	2,119
Carlsberg A/S	73	5,598
Davide Campari-Milano SpA	618	4,912
Diageo PLC	87	2,333
Heineken Holding N.V.	60	4,262
Heineken N.V.	50	4,032
Pernod Ricard S.A.	34	3,422
SABMiller PLC	174	9,849
		36,527
FOOD & STAPLES RETAILING—2.8%
Casino Guichard Perrachon S.A.	32	1,697
Colruyt S.A.(a)	142	6,821
Delhaize Group	84	7,417
Distribuidora Internacional de Alimentacion S.A.(a)	205	1,236
ICA Gruppen AB	402	13,564
J Sainsbury PLC	2,554	10,097
Jeronimo Martins SGPS S.A.	274	3,684
Kesko OYJ	187	6,609
Koninklijke Ahold N.V.	175	3,401
Tesco PLC	1,240	3,441

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER STAPLES (continued)
FOOD & STAPLES RETAILING (continued)
WM Morrison Supermarkets PLC	3,337	8,396
		66,363
FOOD PRODUCTS—3.2%
Aryzta AG(a)	120	5,068
Barry Callebaut AG(a)	8	8,679
Danone S.A.	62	3,904
Glanbia PLC	651	12,072
Kerry Group PLC	122	9,140
Marine Harvest ASA(a)	792	10,065
Nestle S.A.	129	9,671
Orkla ASA	989	7,316
Viscofan S.A.	165	9,924
		75,839
HOUSEHOLD PRODUCTS—0.9%
Henkel AG & Co. KGaA	17	1,498
Henkel AG & Co. KGaA (Preference)	10	1,027
Reckitt Benckiser Group PLC	132	11,971
Svenska Cellulosa AB SCA	241	6,718
		21,214
PERSONAL PRODUCTS—0.5%
Beiersdorf AG	24	2,121
L’Oreal S.A.	26	4,500
Unilever N.V., CVA	52	2,083
Unilever PLC	73	2,970
		11,674
TOBACCO—0.8%
British American Tobacco PLC	45	2,483
Imperial Tobacco Group PLC	263	13,597
Swedish Match AB	72	2,169
		18,249
		229,866
ENERGY—2.8%
ENERGY EQUIPMENT & SERVICES—0.7%
Amec Foster Wheeler PLC	401	4,352
Saipem SpA(a)	235	1,880
SBM Offshore N.V.(a)	245	3,090
Subsea 7 S.A.(a)	440	3,301
Technip S.A.	48	2,259
Tenaris S.A.	202	2,420
		17,302
OIL, GAS & CONSUMABLE FUELS—2.1%
BG Group PLC	271	3,904
BP PLC	1,680	8,499
Eni SpA	138	2,164
Galp Energia SGPS S.A.	277	2,721
Koninklijke Vopak N.V.	87	3,465
Lundin Petroleum AB(a)	214	2,751
Neste Oyj	292	6,705
OMV AG	166	4,026
Repsol S.A.	107	1,243
Royal Dutch Shell PLC	376	8,851
Statoil ASA	149	2,168
TOTAL S.A.	57	2,558
		49,055
		66,357
FINANCIALS—25.0%
BANKS—4.9%
Banca Monte dei Paschi di Siena SpA(a)	1,310	2,328
Banca Popolare dell’Emilia Romagna SC	676	5,561

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
BANKS (continued)
Banca Popolare di Milano Scarl	7,297	7,192
Banca Popolare di Sondrio Scarl	1,232	5,630
Banco Bilbao Vizcaya Argentaria S.A.	106	897
Banco Comercial Portugues S.A.(a)	40,043	1,944
Banco de Sabadell S.A.	955	1,750
Banco Popolare SC(a)	322	4,752
Banco Popular Espanol S.A.	546	1,986
Banco Santander S.A.	212	1,123
Bank of Ireland(a)	16,467	6,387
Bankia S.A.	1,271	1,643
Bankinter S.A.	938	6,881
Barclays PLC	760	2,811
BNP Paribas S.A.	20	1,171
CaixaBank S.A.	596	2,292
Commerzbank AG(a)	133	1,399
Credit Agricole S.A.	166	1,900
Danske Bank A/S	158	4,764
DNB ASA	220	2,855
Erste Group Bank AG(a)	75	2,172
HSBC Holdings PLC	767	5,794
ING Groep N.V., CVA	117	1,652
Intesa Sanpaolo SpA	748	2,635
Jyske Bank A/S(a)	96	5,302
KBC Groep N.V.	38	2,391
Lloyds Banking Group PLC	5,307	6,042
Natixis S.A.	577	3,181
Nordea Bank AB	129	1,434
Raiffeisen Bank International AG(a)	156	2,039
Royal Bank of Scotland Group PLC(a)	508	2,424
Skandinaviska Enskilda Banken AB	126	1,342
Societe Generale S.A.	18	801
Standard Chartered PLC	259	2,514
Svenska Handelsbanken AB	267	3,817
Swedbank AB	149	3,285
Sydbank A/S	58	2,203
UniCredit SpA	160	995
Unione di Banche Italiane SpA	297	2,102
		117,391
CAPITAL MARKETS—2.3%
3i Group PLC	783	5,530
Aberdeen Asset Management PLC	254	1,141
Anima Holding SpA(b)	149	1,299
Azimut Holding SpA	76	1,627
Banca Generali SpA	52	1,463
Credit Suisse Group AG(a)	67	1,606
Deutsche Bank AG	37	994
GAM Holding AG(a)	295	5,178
Julius Baer Group Ltd.(a)	145	6,562
Mediobanca SpA	894	8,772
Partners Group Holding AG	43	14,534
Schroders PLC	79	3,357
UBS Group AG	183	3,373
		55,436
CONSUMER FINANCE—0.4%
Provident Financial PLC	194	9,227
		9,227
DIVERSIFIED FINANCIAL SERVICES—3.3%
Ackermans & van Haaren N.V.	64	9,359
Bolsas y Mercados Espanoles SHMSF S.A.	148	4,991

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
Deutsche Boerse AG	37	3,181
Eurazeo S.A.	39	2,590
Euronext N.V.(b)	39	1,658
EXOR SpA	157	6,831
Groupe Bruxelles Lambert S.A.	81	6,095
Industrivarden AB	399	7,228
Investment AB Kinnevik	167	4,757
Investor AB	133	4,553
London Stock Exchange Group PLC	184	6,742
Pargesa Holding S.A.	104	6,083
Sofina S.A.	78	8,666
Wendel S.A.	40	4,675
		77,409
INSURANCE—7.0%
Admiral Group PLC	116	2,639
Aegon N.V.	245	1,404
Ageas	50	2,049
Allianz SE	25	3,914
Assicurazioni Generali SpA	120	2,191
Aviva PLC	414	2,834
AXA S.A.	91	2,198
Baloise Holding AG	80	9,145
CNP Assurances	169	2,341
Delta Lloyd N.V.	242	2,027
Direct Line Insurance Group PLC	4,042	22,954
Gjensidige Forsikring ASA	532	7,147
Hannover Rueck SE	82	8,379
Helvetia Holding AG	26	12,726
Legal & General Group PLC	1,920	6,925
Mapfre S.A.	955	2,489
Mediolanum SpA	286	2,040
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	2,978
NN Group N.V.	90	2,574
Old Mutual PLC	1,297	3,715
Prudential PLC	266	5,615
RSA Insurance Group PLC	1,516	9,247
Sampo Oyj	119	5,749
SCOR SE	213	7,619
St James’s Place PLC	276	3,554
Standard Life PLC	837	4,917
Swiss Life Holding AG(a)	32	7,120
Swiss Re AG	80	6,845
Unipol Gruppo Finanziario SpA	219	960
UnipolSai SpA	1,302	2,827
Zurich Insurance Group AG(a)	32	7,834
		164,956
REAL ESTATE INVESTMENT TRUSTS (REITS)—3.7%
British Land Co. PLC (The)	988	12,549
Cofinimmo S.A.	89	9,373
Derwent London PLC	161	8,875
Fonciere Des Regions	84	7,300
Gecina S.A.	55	6,689
Hammerson PLC	1,284	12,127
ICADE	80	5,411
Klepierre	60	2,712
Land Securities Group PLC	501	9,554
Merlin Properties Socimi S.A.(a)	230	2,734
Unibail-Rodamco SE	20	5,164

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
Wereldhave N.V.	112	6,446
		88,934
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.3%
Castellum AB	459	6,442
Deutsche EuroShop AG	206	9,246
Deutsche Wohnen AG	348	9,278
IMMOFINANZ AG(a)	1,644	3,780
LEG Immobilien AG(a)	92	7,580
PSP Swiss Property AG(a)	181	14,838
Swiss Prime Site AG(a)	282	20,549
Vonovia SE	176	5,647
		77,360
THRIFTS & MORTGAGE FINANCE—0.1%
Aareal Bank AG	39	1,383
		1,383
		592,096
HEALTH CARE—7.3%
BIOTECHNOLOGY—0.3%
Actelion Ltd.(a)	16	2,025
Genmab A/S(a)	48	4,392
		6,417
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
Coloplast A/S	88	6,224
Essilor International S.A.	20	2,431
Getinge AB	156	3,467
GN Store Nord A/S	230	4,126
Smith & Nephew PLC	149	2,603
Sonova Holding AG	79	10,139
		28,990
HEALTH CARE PROVIDERS & SERVICES—1.5%
Fresenius Medical Care AG & Co. KGaA	142	11,067
Fresenius SE & Co. KGaA	154	10,314
Orpea	171	13,566
		34,947
LIFE SCIENCES TOOLS & SERVICES—0.8%
Eurofins Scientific SE	12	3,680
Gerresheimer AG	21	1,529
Lonza Group AG(a)	92	12,033
MorphoSys AG(a)	27	1,797
		19,039
PHARMACEUTICALS—3.5%
Bayer AG	16	2,044
Galenica AG	11	13,971
GlaxoSmithKline PLC	188	3,605
Ipsen S.A.	23	1,422
Meda AB	769	10,948
Merck KGaA	66	5,827
Novartis AG	79	7,228
Novo Nordisk A/S	146	7,825
Orion Oyj	196	7,395
Recordati SpA	107	2,464
Roche Holding AG	28	7,365
Sanofi	58	5,496
Shire PLC	58	3,957
STADA Arzneimittel AG	95	3,393
UCB S.A.	22	1,715
		84,655
		174,048

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS—17.2%
AEROSPACE & DEFENSE—2.1%
BAE Systems PLC	931	6,314
Cobham PLC	1,644	7,115
Finmeccanica SpA(a)	702	8,769
Meggitt PLC	907	6,542
MTU Aero Engines AG	80	6,679
Rolls-Royce Holdings PLC (Preference)^(a)	46,530	70
Safran S.A.	44	3,305
Thales S.A.	66	4,580
Zodiac Aerospace	257	5,880
		49,254
AIR FREIGHT & LOGISTICS—0.8%
Bollore S.A.	1,358	6,594
bpost S.A.	108	2,560
Deutsche Post AG	37	1,023
PostNL N.V.(a)	546	1,986
TNT Express N.V.	808	6,149
		18,312
AIRLINES—0.9%
Air France-KLM(a)	127	883
Deutsche Lufthansa AG(a)	168	2,330
easyJet PLC	318	8,560
International Consolidated Airlines Group S.A.(a)	520	4,632
Ryanair Holdings PLC	55	4,306
		20,711
BUILDING PRODUCTS—0.9%
Assa Abloy AB	209	3,735
Cie de Saint-Gobain	14	605
Geberit AG	27	8,226
Kingspan Group PLC	294	7,071
Wienerberger AG	112	1,966
		21,603
COMMERCIAL SERVICES & SUPPLIES—2.2%
Babcock International Group PLC	535	7,395
Bilfinger SE	64	2,364
Edenred	119	1,939
G4S PLC	4,312	15,068
ISS A/S	100	3,314
Securitas AB	563	6,854
Societe BIC S.A.	96	14,874
		51,808
CONSTRUCTION & ENGINEERING—1.1%
ACS Actividades de Construccion y Servicios S.A.	30	860
Arcadis N.V.	95	2,227
Boskalis Westminster	102	4,450
Bouygues S.A.	78	2,763
Eiffage S.A.	46	2,840
Ferrovial S.A.	224	5,336
NCC AB	111	3,310
OCI N.V.(a)	50	1,277
Orascom Construction Ltd.(a)	8	88
Skanska AB	170	3,322
Vinci S.A.	14	886
		27,359
ELECTRICAL EQUIPMENT—0.4%
ABB Ltd.(a)	73	1,287
Gamesa Corp. Tecnologica S.A.	216	2,985
Legrand S.A.	16	847

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
ELECTRICAL EQUIPMENT (continued)
OSRAM Licht AG	67	3,456
Prysmian SpA	54	1,112
Schneider Electric SE	15	837
		10,524
INDUSTRIAL CONGLOMERATES—0.8%
DCC PLC	76	5,743
Koninklijke Philips N.V.	123	2,890
Rheinmetall AG	58	3,547
Siemens AG	10	892
Smiths Group PLC	331	5,039
		18,111
MACHINERY—2.3%
Aalberts Industries N.V.	49	1,447
Alfa Laval AB	89	1,453
ANDRITZ AG	119	5,345
Atlas Copco AB	100	2,398
CNH Industrial N.V.	153	995
Duerr AG	25	1,752
GEA Group AG	45	1,710
Georg Fischer AG	6	3,393
KION Group AG(a)	59	2,613
Kone OYJ	93	3,530
MAN SE	68	6,919
Metso OYJ	36	747
OC Oerlikon Corp. AG(a)	313	3,062
Schindler Holding AG	42	6,018
Sulzer AG	67	6,548
Trelleborg AB	84	1,326
Vallourec S.A.	103	910
Zardoya Otis S.A.	343	3,698
		53,864
MARINE—0.4%
AP Moeller - Maersk A/S	1	1,537
Kuehne + Nagel International AG	60	7,688
		9,225
PROFESSIONAL SERVICES—1.9%
Bureau Veritas S.A.	177	3,721
Capita PLC	654	11,868
Experian PLC	156	2,500
Intertek Group PLC	276	10,163
Randstad Holding N.V.	17	1,010
SGS S.A.	2	3,480
Teleperformance	164	12,403
		45,145
ROAD & RAIL—0.4%
DSV A/S	284	10,594
		10,594
TRADING COMPANIES & DISTRIBUTORS—1.5%
Ashtead Group PLC	406	5,719
Brenntag AG	22	1,183
Bunzl PLC	509	13,647
Rexel S.A.	319	3,910
Travis Perkins PLC	270	8,041
Wolseley PLC	60	3,506
		36,006
TRANSPORTATION INFRASTRUCTURE—1.5%
Abertis Infraestructuras S.A.	63	994
Aena S.A.(a)(b)	10	1,102
Aeroports de Paris	104	11,766
Atlantia SpA	100	2,789

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
TRANSPORTATION INFRASTRUCTURE (continued)
Flughafen Zuerich AG	10	6,939
Fraport AG Frankfurt Airport Services Worldwide	102	6,284
Groupe Eurotunnel SE	485	6,588
		36,462
		408,978
INFORMATION TECHNOLOGY—3.7%
COMMUNICATIONS EQUIPMENT—0.2%
Nokia OYJ	247	1,683
Telefonaktiebolaget LM Ericsson	282	2,764
		4,447
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Hexagon AB	41	1,248
Ingenico Group	42	5,054
		6,302
INTERNET SOFTWARE & SERVICES—0.2%
United Internet AG	117	5,912
		5,912
IT SERVICES—1.1%
Amadeus IT Holding S.A.	71	3,030
Atos SE	46	3,519
Cap Gemini S.A.	48	4,266
Tieto OYJ	148	3,730
Wirecard AG	251	11,965
		26,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
ams AG	103	3,826
ARM Holdings PLC	133	1,909
ASM International N.V.	224	7,233
ASML Holding N.V.	32	2,792
Dialog Semiconductor PLC(a)	58	2,316
Infineon Technologies AG	80	898
STMicroelectronics N.V.	353	2,398
		21,372
SOFTWARE—1.0%
Dassault Systemes	131	9,651
Sage Group PLC (The)	1,450	10,969
SAP SE	45	2,911
		23,531
		88,074
MATERIALS—7.5%
CHEMICALS—4.2%
Air Liquide S.A.	26	3,066
Akzo Nobel N.V.	14	906
Arkema S.A.	21	1,355
BASF SE	11	839
Chr Hansen Holding A/S	252	14,064
Clariant AG(a)	325	5,458
Croda International PLC	86	3,529
EMS-Chemie Holding AG	17	6,973
Evonik Industries AG	47	1,570
FUCHS PETROLUB SE	18	691
Fuchs Petrolub SE (Preference)	74	3,264
Givaudan S.A.(a)	6	9,733
Johnson Matthey PLC	94	3,486
K+S AG	116	3,875
Koninklijke DSM N.V.	103	4,736
LANXESS AG	9	420
Linde AG	8	1,294

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
MATERIALS (continued)
CHEMICALS (continued)
Novozymes A/S	213	9,271
Solvay S.A.	20	2,037
Symrise AG	137	8,226
Syngenta AG	8	2,555
Umicore S.A.	102	3,922
Yara International ASA	180	7,164
		98,434
CONSTRUCTION MATERIALS—0.4%
CRH PLC	84	2,203
HeidelbergCement AG	10	684
Imerys S.A.	46	2,947
Italcementi SpA	141	1,561
LafargeHolcim Ltd.(a)	58	3,030
		10,425
CONTAINERS & PACKAGING—0.9%
DS Smith PLC	289	1,724
Huhtamaki OYJ	296	9,023
Rexam PLC	830	6,582
Smurfit Kappa Group PLC	138	3,697
		21,026
METALS & MINING—1.5%
Acerinox S.A.	282	2,513
Anglo American PLC	140	1,168
ArcelorMittal	195	1,014
Aurubis AG	147	9,337
BHP Billiton PLC	82	1,248
Boliden AB	256	3,992
Glencore PLC(a)	590	818
Norsk Hydro ASA	723	2,404
Randgold Resources Ltd.	168	9,828
Rio Tinto PLC	50	1,674
ThyssenKrupp AG	43	753
voestalpine AG	35	1,199
		35,948
PAPER & FOREST PRODUCTS—0.5%
Mondi PLC	328	6,871
Stora Enso OYJ	294	2,217
UPM-Kymmene OYJ	132	1,975
		11,063
		176,896
TELECOMMUNICATION SERVICES—5.7%
DIVERSIFIED TELECOMMUNICATION SERVICES—4.3%
BT Group PLC	910	5,784
Deutsche Telekom AG	341	6,047
Elisa OYJ	247	8,332
Iliad S.A.	18	3,627
Inmarsat PLC	1,275	18,965
Koninklijke KPN N.V.	1,303	4,864
Orange S.A.	266	4,014
Proximus	375	12,918
Swisscom AG	13	6,469
TDC A/S	2,111	10,856
Telecom Italia SpA(a)	2,069	2,545
Telefonica Deutschland Holding AG	616	3,755
Telefonica S.A.	39	471
TeliaSonera AB	653	3,507
Vivendi S.A.	442	10,425
		102,579

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (continued)

September 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (concluded)
TELECOMMUNICATION SERVICES (concluded)
WIRELESS TELECOMMUNICATION SERVICES—1.4%
Drillisch AG	35	1,856
Freenet AG	291	9,594
Tele2 AB	1,163	11,295
Vodafone Group PLC	2,858	9,024
		31,769
		134,348
UTILITIES—6.0%
ELECTRIC UTILITIES—2.0%
Acciona S.A.	62	4,381
EDP - Energias de Portugal S.A.	829	3,027
Electricite de France S.A.	132	2,323
Endesa S.A.	305	6,414
Enel SpA	312	1,389
Fortum OYJ	442	6,527
Iberdrola S.A.	599	3,976
Red Electrica Corp. S.A.	73	6,041
SSE PLC	408	9,246
Terna Rete Elettrica Nazionale SpA	727	3,527
		46,851
GAS UTILITIES—0.9%
Enagas S.A.	239	6,835
Gas Natural SDG S.A.	88	1,712
Rubis SCA	143	10,609
Snam SpA	651	3,338
		22,494
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
Enel Green Power SpA	3,851	7,269
		7,269
MULTI-UTILITIES—1.7%
A2A SpA	2,531	3,136
Centrica PLC	1,521	5,281
E.ON SE	319	2,734
Engie S.A.	164	2,643
National Grid PLC	1,079	15,019
RWE AG	127	1,439
Suez Environnement Co.	363	6,495
Veolia Environnement S.A.	167	3,808
		40,555
WATER UTILITIES—1.1%
Severn Trent PLC	388	12,836
United Utilities Group PLC	936	13,115
		25,951
		143,120
TOTAL Common Stocks		2,351,743

TOTAL INVESTMENTS (Cost $2,445,831)— 99.1%		$2,351,743
Other assets in excess of liabilities — 0.9%		$20,944
NET ASSETS—100%		$2,372,687

*	Amount rounds to less than 0.1%.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $70 or 0.00% of net assets.
(a)	Non-income producing securities.
(b)	Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

Percentages shown are based on Net Assets.
ADR	American Depositary Receipt
CVA	Dutch Certification

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,235
Aggregate gross unrealized depreciation	(188,364)
Net unrealized depreciation	$(95,129)
Federal income tax cost of investments	$2,446,872

See accompanying notes to schedules of portfolio investments.

Schedule of Portfolio Investments

ETFS Diversified-Factor Developed Europe Index Fund (concluded)

September 30, 2015 (Unaudited)

ETFS Diversified-Factor Developed Europe Index Fund invested, as a percentage of net assets, in the following countries as of September 30, 2015:

United Kingdom	26.8%
France	13.6%
Switzerland	12.0%
Germany	10.2%
Sweden	5.4%
Italy	5.2%
Spain	4.0%
Denmark	4.0%
Belgium	3.7%
Netherlands	3.7%
Finland	2.9%
Ireland	2.8%
Norway	1.6%
Austria	1.0%
Portugal	0.6%
United States	0.5%
Jersey	0.4%
Luxembourg	0.3%
South Africa	0.3%
Australia	0.1%
United Arab Emirates	0.0%*
Other [1]	0.9%
100.0%

*	Amount rounds to less than 0.1%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

ETFS Trust

Notes to Schedules of Portfolio Investments

September 30, 2015 (Unaudited)

1.	Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund (each, a “Zacks Earnings Fund” and, together, the “Zacks Earnings Funds”), ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (each, a “Diversified Factor Fund” and, together, the “Diversified Factor Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant Index and through transactions that provide substantially similar exposure to securities in the Index. Each Fund operates as an index fund and will not be actively managed.

The Trust has had no operations from January 2, 2015 (initial seeding date) until each Fund’s respective commencement of operations date other than matters relating to its registration and the sale and issuance of 4,000 shares of beneficial interest in the ETFS Zacks Earnings Small-Cap U.S. Index Fund to the Fund’s adviser, ETF Securities Advisors LLC (the “Advisor”), at a net asset value of $25 per share. The ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund commenced operations on January 20, 2015. The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund commenced operations on January 27, 2015.

2.	Summary of Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. New York time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

ETFS Trust

Notes to Schedules of Portfolio Investments

September 30, 2015 (Unaudited)

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available.. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

• Level 1—	Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

• Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3—	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There were no transfers between levels during the period ended September 30, 2015 and there were no Level 3 investments held for the period ended September 30, 2015.

The following is a summary of the valuations as of September 30, 2015, for each Fund based upon the three levels defined above. Please refer to the Schedules of Portfolio Investments for segregation by industry type.

	LEVEL 1	LEVEL 2
	Common Stocks/ Shares of Beneficial	Common Stocks/ Shares of Beneficial	Rights	TOTAL
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,294,511	$—	$—	$2,294,511
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,230,420	—	—	1,230,420
ETFS Diversified-Factor U.S. Large Cap Index Fund	16,547,617	—	482	16,548,099
ETFS Diversified-Factor Developed Europe Index Fund	2,351,673	70	—	2,351,743

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
November 24, 2015

By:	/s/ Joe Roxburgh
Joe Roxburgh
Principal Financial Officer and Treasurer
November 24, 2015